Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2023
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares	6. DIVIDENDS ON ORDINARY SHARES An interim dividend of £410m was declared on the Company’s ordinary shares in issue (H122: £389m).